CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Selling, general and administrative expenses	217,677	218,488	713,176	1,809,106	2,240,437	1,085,417
Total operating expenses					2,240,437	1,085,417
Income (Loss) from operations	(217,677)	(218,488)	(713,176)	(1,809,106)	(2,240,437)	(1,085,417)
Other (income) expense
Change in fair value of derivative liability	890,000	1,340,802	608,000	(6,439,186)	(7,348,389)	7,132,131
Change in Warrant Liability	40,000	(45,000)	(142,000)	(894,000)	(1,782,000)
Loss on write off of Prepaid expense					315,000
Financing costs					63,000	92,271
Loss on conversion of Notes Payable			67,600
Amortization of Original issue discount	81,319	583,841	759,769	1,681,178	2,303,973	1,066,300
Gain on settlement of accrued expenses					(12,000)
Loss on sale of Truck						4,720
Interest expense	151,138	380,126	754,379	1,812,550	2,008,670	3,225,701
Other Income				(12,000)
Total other (income) expense	1,162,457	2,259,769	2,047,748	(3,851,458)	(4,451,746)	11,521,123
Income (Loss) Before Income Tax	(1,380,134)	(2,478,257)	2,760,924	2,042,352
Income tax expense
Tax benefit of Net Operating Loss Carryforward
Net Income ( Loss)	$ (1,380,134)	$ (2,478,257)	$ (2,760,924)	$ 2,042,352	$ 2,211,309	$ (12,606,540)
Loss per common share-diluted
Loss per common share-basic	$ 0.002		$ 0.002
Weighted average common shares outstanding, basic	798,168,896	698,637,958	798,168,896	698,637,958	737,263,858	634,290,506
Weighted average common shares outstanding, basic and diluted	800,543,896	698,637,958	798,168,896	698,637,958	1,420,563,361
Net Income (Loss) per common share, basic and diluted						$ (0.020)